Provisions (Narrative) (Details)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [Member]
Statements [Line Items]
Provision estimates, discount rate used	1.80%	1.43%
Top of range [Member]
Statements [Line Items]
Provision estimates, discount rate used	3.02%	2.74%